Note 22 - Share Capital (Details Textual)			12 Months Ended
	Sep. 25, 2017 GBP (£) shares	Sep. 24, 2017 GBP (£) shares	Mar. 31, 2018 GBP (£) shares	Mar. 31, 2017 GBP (£) shares	Feb. 02, 2018	Jan. 19, 2017
Statement Line Items [Line Items]
Weighted average share price | £			£ 0.10	£ 0.01
Number of ordinary shares issued for ten former shares	1		1
Total number of shares issued			28,026,376	9,063,107
YuMe, Inc. [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable			26,048,596		26,048,596
RadiumOne, Inc. [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable			1,660,569
Perk, Inc. [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable				8,823,541		8,823,541
Original ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period		495,667,540
Weighted average share price | £		£ 0.01
Consolidated ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period	49,566,754
Weighted average share price | £	£ 0.10
Consolidated ordinary shares [member] | Top of range [member]
Statement Line Items [Line Items]
Weighted average share price | £	£ 5
Ordinary shares issued for the exercise of employee share options [member]
Statement Line Items [Line Items]
Total number of shares issued			255,633	158,830
Ordinary shares issued related to restricted stock units [member]
Statement Line Items [Line Items]
Total number of shares issued			61,578	80,736